CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Thousands	12 Months Ended
Feb. 28, 2026 USD ($)
PRC
Income tax amount paid	$ 71,023
Others
Income tax amount paid	$ 1,359